Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net
Schedule of intangible assets

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Customer contracts	67,291,278	63,398,729	9,744,206
Software	16,698,113	31,501,874	4,841,749
License	—	922,135	141,730
Less: Accumulated amortization	26,767,764	48,437,284	7,444,674

Intangible assets subject to amortization	57,221,627	47,385,454	7,283,011

License with indefinite life	27,262,901	26,194,611	4,026,038
Foreign currency translation adjustment	(1,411,983)	770,790	118,468

Intangible assets	83,072,545	74,350,855	11,427,517